Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
(6)	Property and Equipment

Property and equipment consisted of the following:

	December 31
	2012	2011
Lab and office equipment	$35,549	$35,549
Computer equipment and software	960,044	947,728
Furniture and fixtures	51,404	51,404

	1,046,997	1,034,681
Less accumulated depreciation	(997,642)	(955,076)

	$49,355	$79,605

Depreciation and amortization expense for the years ended December 31, 2012 and 2011 was $42,566 and $45,937.